Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2012
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

27. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements, our current share price, other market conditions and other relevant factors.

On April 25, 2012, the General Meeting of Shareholders authorized the repurchase of up to a maximum of two times 10.0 percent of our issued share capital as of the date of authorization through October 25, 2013.

On January 19, 2011, we announced our intention to repurchase up to EUR 1.0 billion of our own shares within the next two years. On January 18, 2012, we announced to increase the size of the program to a maximum amount of EUR 1,130 million. During the period from January 1, 2012 up to and including November 22, 2012, when the program was completed, we had purchased 11,278,058 of our shares for a total amount of EUR 430.0 million at an average price of EUR 38.13 per share. These shares are intended to be cancelled in 2013.

Furthermore, on January 18, 2012, we announced our intention to purchase up to 2.2 million of additional shares during 2012 for the purpose of covering outstanding employee stock and stock option plans. During the period from November 22, 2012 up to and including December 14, 2012, when the program was completed, a total number of 2.2 million shares was purchased for a total amount of EUR 105.2 million at an average price of EUR 47.81 per share. These shares will be held as treasury shares pending delivery pursuant to such plans.

Both programs had been suspended between July 10, 2012 and October 18, 2012 following the announcement of the Customer Co-Investment Program on July 9, 2012.

The following table provides a summary of our repurchased shares in 2012 (excluding the Synthetic Share Buyback effectuated in November 2012):

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program [1] (EUR)	Maximum number of shares that may yet be purchased under the program[2]

January 20 - 31, 2012	2,132,366	32.65	2,132,366	360,369,363	2,200,000
February 1 - 28, 2012	1,025,407	34.71	3,157,773	324,780,615	2,200,000
March 1 - 31, 2012	949,726	35.76	4,107,499	290,820,741	2,200,000
April 1 - 30, 2012	654,169	37.18	4,761,668	266,501,698	2,200,000
May 2 - 31, 2012	1,219,480	36.88	5,981,148	221,530,029	2,200,000
June 1 - 30, 2012	1,133,550	38.61	7,114,698	177,764,616	2,200,000
July 1 - 29, 2012	428,000	40.65	7,542,698	160,366,940	2,200,000
August 1 - 31, 2012	-	-	7,542,698	160,366,940	2,200,000
September 1 -30, 2012	-	-	7,542,698	160,366,940	2,200,000
October 3 - 31, 2012	1,153,112	41.86	8,695,810	112,099,413	2,200,000
November 1 - 30, 2012	3,240,099	44.10	11,935,909	-	1,542,149
December 1 - 31, 2012	1,542,149	48.24	13,478,058	-	-

Total	13,478,058	39.71

1	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
2	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans

At the EGM held on September 7, 2012, a resolution was passed to amend the Articles of Association in connection with the Synthetic Share Buyback to be effected in connection with the Customer Co-Investment Program. We refer to Note 26 for a summary description of these amendments. On November 24, 2012, we effectuated the amendments consisting of a repayment to shareholders (excluding participating customers) of EUR 9.18 per ordinary share and the exchange of each 100 ASML ordinary shares for 77 ASML ordinary shares.

As a result of these amendments, which in substance constitute a Synthetic Share Buyback, we effectively repurchased 93,411,216 shares at an average price of EUR 39.91 for a total amount of EUR 3,728.3 million.